Restricted short-term deposits (Narrative) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Restricted Cash And Investments [Line Items]
Restricted Of Short Term Deposit	$ 285	$ 31,489
Loans Payable
Restricted Cash And Investments [Line Items]
Line of credit facility, Maximum Borrowing Capacity		$ 31,000